UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2012

Item 1. Reports to Stockholders

Fidelity®

New York AMT
Tax-Free Money Market Fund -

Fidelity New York AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Annual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® New York AMT Tax-Free Money Market Fund shares, or 1-877-208-0098 for Institutional Class or Service Class shares of the fund, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
New York AMT Tax-Free Money Market	.17%
Actual		$ 1,000.00	$ 1,000.10	$ .86**
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .87**
Institutional Class	.17%
Actual		$ 1,000.00	$ 1,000.10	$ .86**
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .87**
Service Class	.17%
Actual		$ 1,000.00	$ 1,000.10	$ .86**
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .87**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
New York AMT Tax-Free Money Market	.30%
Actual		$ 1.51
Hypothetical A		$ 1.53
Institutional Class	.20%
Actual		$ 1.01
HypotheticalA		$ 1.02
Service Class	.45%
Actual		$ 2.27
HypotheticalA		$ 2.29

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 1/31/12	% of fund's investments 7/31/11	% of fund's investments 1/31/11
1 - 7	63.6	75.1	74.0
8 - 30	8.7	3.5	4.5
31 - 60	2.8	4.5	1.3
61 - 90	7.5	2.9	3.3
91 - 180	10.8	3.5	9.2
> 180	6.6	10.5	7.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	1/31/12	7/31/11	1/31/11
Fidelity New York AMT Tax-Free Money Market Fund	41 Days	43 Days	40 Days
New York Tax-Free Money Market Funds Average*	31 Days	34 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	1/31/12	7/31/11	1/31/11
Fidelity New York AMT Tax-Free Money Market Fund	41 Days	43 Days	40 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of January 31, 2012	As of July 31, 2011
Variable Rate Demand Notes (VRDNs) 55.5%	Variable Rate Demand Notes (VRDNs) 66.1%
Commercial Paper (including CP Mode) 21.7%	Commercial Paper (including CP Mode) 13.2%
Tender Bonds 3.9%	Tender Bonds 1.3%
Municipal Notes 9.7%	Municipal Notes 6.5%
Fidelity Tax-Free Cash Central Fund 7.9%	Fidelity Tax-Free Cash Central Fund 5.2%
Other Investments 3.2%	Other Investments 6.1%
Net Other Assets** (1.9)%	Net Other Assets 1.6%

** Net other assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	1/30/12	10/31/11	8/1/11	5/2/11	1/31/11

New York AMT Tax-Free Money Market	0.01%	0.01%	0.01%	0.01%	0.01%

Current and Historical Seven-Day Yields

	1/30/12	10/31/11	8/1/11	5/2/11	1/31/11

Institutional Class	0.01%	0.01%	0.01%	0.10%	0.12%

Current and Historical Seven-Day Yields

	1/30/12	10/31/11	8/1/11	5/2/11	1/31/11

Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending January 30, 2012, the most recent period shown in the table, would have been -0.16% for New York AMT Tax-Free Money Market Fund, -0.11% for Institutional Class and -0.36% for Service Class.

Annual Report

Investments January 31, 2012

Showing Percentage of Net Assets

Municipal Securities - 101.9%
	Principal Amount	Value
Arizona - 0.5%
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(e)	$ 4,300,000	$ 4,300,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series MS 3179, 0.08% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	3,020,000	3,020,000
		7,320,000
Florida - 0.4%
Palm Beach County Rev. (Hospice of Palm Beach Proj.) Series 2001, 0.09% 2/7/12, LOC Northern Trust Co., VRDN (b)	5,500,000	5,500,000
Georgia - 0.2%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series Putters 3755, 0.1% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500,000	2,500,000
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.31% tender 3/1/12, CP mode	2,700,000	2,700,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.55% tender 2/17/12, CP mode	3,100,000	3,100,000
New York - 87.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.1% 2/7/12, LOC Bank of America NA, VRDN (b)	7,035,000	7,035,000
Amherst Gen. Oblig. BAN Series 2011 B, 1.25% 11/15/12	6,300,000	6,342,931
East Aurora Union Free School District BAN Series 2012, 1% 12/13/12 (a)	4,000,000	4,022,280
Erie County Indl. Dev. Agcy. School Facilities Rev. Bonds (Buffalo City School District Proj.) 1.5% 5/1/12	8,455,000	8,476,955
Islip Gen. Oblig. BAN 1% 5/2/12 (a)	2,500,000	2,505,425
Jamesville-Dewitt NY Central School District BAN Series 2011 A, 1.25% 6/29/12	11,000,000	11,036,963
Kenmore-Tonawanda Union Free School District BAN Series 2011 A, 1.75% 9/6/12	5,798,930	5,842,570
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2006 F, 5% 5/1/12	1,375,000	1,391,128
Series 1, 0.12% 5/11/12, LOC JPMorgan Chase Bank, CP	19,200,000	19,200,000
Subseries 2001 3A, 0.1% 2/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,920,000	2,920,000
Mattitcuk-Cutchogue Union Free School District TAN 1.5% 6/28/12	1,800,000	1,806,664
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (b)	$ 11,590,000	$ 11,590,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.09% 2/7/12, LOC Bank of America NA, VRDN (b)	5,600,000	5,600,000
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C1, 0.18%, tender 2/28/12, LOC Wells Fargo Bank NA (b)	15,000,000	15,000,000
Series 2009 C2, 0.12%, tender 4/6/12, LOC Wells Fargo Bank NA (b)	4,030,000	4,030,000
Series 2009 D2, 0.13%, tender 4/27/12, LOC JPMorgan Chase Bank (b)	16,000,000	16,000,000
New York City Gen. Oblig.:
Bonds:
Series 2003 C, 5.5% 8/1/12	725,000	743,656
Series 2008 J1, 4% 8/1/12	1,200,000	1,222,575
Series 2010 C, 5% 8/1/12	1,025,000	1,048,967
Series 2010 E, 3% 8/1/12	1,250,000	1,266,552
Series 2011 B, 4% 8/1/12	1,700,000	1,731,391
Participating VRDN:
Series BA 08 1052, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(e)	12,895,000	12,895,000
Series BA 08 1131, 0.18% 2/7/12 (Liquidity Facility Bank of America NA) (b)(e)	9,715,000	9,715,000
Series Putters 2951, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,460,000	4,460,000
Series Putters 3118, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,185,000	5,185,000
Series Putters 3282, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,650,000	6,650,000
Series Putters 3793, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000,000	5,000,000
Series ROC II R 14000X, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,800,000	1,800,000
Series 2003 C4, 0.05% 2/7/12 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	3,500,000	3,500,000
Series 2004 H6, 0.07% 2/7/12, LOC Bank of America NA, VRDN (b)	3,500,000	3,500,000
Series 2006 I4, 0.04% 2/7/12, LOC Bank of New York, New York, VRDN (b)	1,000,000	1,000,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.11% 2/7/12, LOC RBS Citizens NA, VRDN (b)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(b)	$ 11,500,000	$ 11,500,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.11% 2/7/12, LOC RBS Citizens NA, VRDN (b)	15,500,000	15,500,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.25% 2/7/12, LOC Bank of America NA, VRDN (b)	1,700,000	1,700,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.09% 2/7/12, LOC Bank of America NA, VRDN (b)	1,200,000	1,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.18% 2/7/12 (Liquidity Facility Bank of America NA) (b)(e)	3,887,000	3,887,000
Series MS 3262 X, 0.14% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	7,600,000	7,600,000
Series MT 776, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(e)	4,895,000	4,895,000
Series Putters 1289, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,095,000	2,095,000
Series Putters 2559, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,775,000	1,775,000
Series Putters 3223, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,830,000	11,830,000
Series Putters 3384, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,870,000	1,870,000
Series RBC O 17, 0.05% 2/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)	3,515,000	3,515,000
Series RBC O2, 0.05% 2/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)	5,000,000	5,000,000
Series ROC II R 11916, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(e)	5,060,000	5,060,000
Series 1, 0.16% 3/1/12, CP	14,200,000	14,200,000
Series 2006 AA1, 0.04% 2/1/12 (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	4,800,000	4,800,000
Series 7, 0.17% 9/10/12, CP	13,700,000	13,700,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1075, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(e)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series BA 08 1079, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(e)	$ 5,000,000	$ 5,000,000
Series BA 08 1190, 0.18% 2/7/12 (Liquidity Facility Bank of America NA) (b)(e)	5,610,000	5,610,000
Series BC 11 6B, 0.07% 2/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	8,250,000	8,250,000
Series BC 11 7B, 0.07% 2/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,000,000	5,000,000
Series BC 11 8B, 0.07% 2/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	9,300,000	9,300,000
Series Putters 3857, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500,000	2,500,000
Series Putters 3868, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,750,000	3,750,000
Series ROC II R 11994, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,700,000	2,700,000
Series 2003 A2, 0.06% 2/2/12 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	12,500,000	12,500,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,400,000	1,400,000
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds Series 2011 A, 2% 7/1/12	2,410,000	2,426,905
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,245,000	5,245,000
Series Putters 3698 Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,800,000	7,800,000
Series WF 11 88C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,390,000	1,390,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.06% 2/7/12, LOC HSBC Bank USA, NA, VRDN (b)	2,470,000	2,470,000
(City Univ. Proj.) Series 2008 C, 0.07% 2/7/12, LOC Bank of America NA, VRDN (b)	54,200,000	54,200,000
(College of New Rochelle Proj.) Series 2008, 0.19% 2/7/12, LOC RBS Citizens NA, VRDN (b)	16,300,000	16,300,000
(Culinary Institute of America Proj.) Series 2004 D, 0.05% 2/7/12, LOC TD Banknorth, NA, VRDN (b)	9,225,000	9,225,000
(Pratt Institute Proj.) Series 2009 A, 0.06% 2/7/12, LOC TD Banknorth, NA, VRDN (b)	11,900,000	11,900,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(Rockefeller Univ. Proj.) Series 2009 B, 0.03% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (b)	$ 2,000,000	$ 2,000,000
(The Culinary Institute of America Proj.) Series 2006, 0.05% 2/7/12, LOC TD Banknorth, NA, VRDN (b)	8,175,000	8,175,000
Bonds Series 2011 A, 2% 5/1/12	5,815,000	5,837,997
Participating VRDN:
Series BBT 08 18, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	15,325,000	15,325,000
Series EGL 06 47 Class A, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(e)	51,905,000	51,905,000
Series EGL 07 0066, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(e)	10,600,000	10,600,000
Series Putters 1955, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,140,000	10,140,000
Series ROC II R 11722, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(e)	9,535,000	9,535,000
Series WF 11 116C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	7,000,000	7,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
Bonds:
Series 2002 K, 5% 6/15/12	1,000,000	1,017,557
Series L, 5% 5/15/12	2,145,000	2,174,428
Participating VRDN:
Series Putters 3155, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,810,000	6,810,000
Series Putters 3376, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(320 West 38th Street Hsg. Proj.):
Series 2008 A, 0.04% 2/7/12, LOC Wells Fargo Bank NA, VRDN (b)	38,000,000	38,000,000
Series 2009 A, 0.04% 2/7/12, LOC Wells Fargo Bank NA, VRDN (b)	5,100,000	5,100,000
(600 West 42nd St. Hsg. Proj.) Series 2009 A, 0.04% 2/7/12, LOC Bank of New York, New York, VRDN (b)	2,300,000	2,300,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.04% 2/7/12, LOC Wells Fargo Bank NA, VRDN (b)	1,000,000	1,000,000
Series 2011 A1, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (b)	2,600,000	2,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
Series 2011 A2:
0.05% 2/7/12, LOC Wells Fargo Bank NA, VRDN (b)	$ 3,900,000	$ 3,900,000
0.05% 2/7/12, LOC Wells Fargo Bank NA, VRDN (b)	4,600,000	4,600,000
0.05% 2/7/12, LOC Wells Fargo Bank NA, VRDN (b)	10,000,000	10,000,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 M1, 0.08% 2/7/12, LOC Bank of America NA, VRDN (b)	4,100,000	4,100,000
New York Liberty Dev. Corp. Lib Participating VRDN Series Putters 4011 Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,700,000	6,700,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A1, 0.07% 2/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	20,500,000	20,500,000
New York Metropolitan Trans. Auth. Rev.:
Series 2002 G1, 0.05% 2/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	15,025,000	15,025,000
Series 2A, 0.17% 5/3/12, LOC TD Banknorth, NA, CP	4,300,000	4,300,000
Series 2C:
0.14% 4/3/12, LOC Royal Bank of Canada, CP	20,400,000	20,400,000
0.16% 4/4/12, LOC Royal Bank of Canada, CP	48,800,000	48,800,000
0.17% 2/2/12, LOC Royal Bank of Canada, CP	8,700,000	8,700,000
Series 2D, 0.08% 2/9/12, LOC Citibank NA, CP	34,800,000	34,800,000
Series B, 0.07% 2/1/12, LOC Barclays Bank PLC, CP	9,800,000	9,800,000
New York Pwr. Auth.:
Bonds 0.19%, tender 3/1/12 (b)	17,885,000	17,885,000
Series 1:
0.12% 3/15/12, CP	325,000	325,000
0.15% 2/15/12, CP	1,613,000	1,613,000
0.15% 6/5/12, CP	3,260,000	3,260,000
0.16% 3/6/12, CP	19,722,000	19,722,000
0.16% 3/14/12, CP	7,343,000	7,343,000
0.16% 3/15/12, CP	4,466,000	4,466,000
0.17% 2/15/12, CP	7,500,000	7,500,000
0.17% 2/16/12, CP	7,840,000	7,840,000
0.17% 3/1/12, CP	1,600,000	1,600,000
0.17% 3/6/12, CP	2,626,000	2,626,000
0.17% 9/17/12, CP	3,300,000	3,300,000
0.18% 9/17/12, CP	34,028,000	34,028,000
Series 2, 0.16% 2/6/12, CP	6,260,000	6,260,000
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 A, 5.25% 5/15/12	1,295,000	1,313,557
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A3, 0.06% 2/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (b)	$ 7,180,000	$ 7,180,000
New York State Gen. Oblig.:
Bonds Series 2009 C, 3% 2/1/12	2,000,000	2,000,000
Participating VRDN Series WF 11 39C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	7,400,000	7,400,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	14,565,000	14,565,000
New York Urban Dev. Corp. Rev.:
Bonds Series 2011 A, 3% 3/15/12	3,935,000	3,948,118
Participating VRDN Series Putters 2750, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000,000	1,000,000
North Hempstead Gen. Oblig. BAN:
Series 2011 A, 2% 6/8/12	22,100,000	22,235,029
Series 2011 C, 1% 10/5/12	6,061,250	6,090,167
Riverhead Central School District TAN 1.5% 6/28/12	14,000,000	14,067,825
Rondout Valley Central School District BAN 1.5% 6/14/12	5,300,000	5,319,886
Rotterdam-Mohonasen Central School District BAN 1.5% 7/6/12	4,800,000	4,819,941
Scotia Glenville Central School District BAN 1.5% 8/10/12	10,755,219	10,803,170
Shoreham-Wading River Central School District TAN 1.5% 6/28/12	2,800,000	2,806,288
Smithtown Central School District TAN 2% 6/29/12	8,000,000	8,055,611
Suffolk County Wtr. Auth. BAN Series 2011 A, 1.5% 4/1/12	12,600,000	12,623,057
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.09% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,265,000	3,265,000
Tarrytown BAN Series 2011 B, 1.5% 5/25/12	6,739,000	6,761,145
Three Village Central School District TAN 1.25% 6/28/12	4,300,000	4,317,533
Tobacco Settlement Fing. Corp. Bonds:
Series 2003 A1-C 5% 6/1/12	5,055,000	5,133,536
Series 2008 B, 5% 6/1/12	2,565,000	2,604,929
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,605,000	5,605,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series 2003 B2, 0.06% 2/7/12, LOC California Teachers Retirement Sys., VRDN (b)	$ 8,200,000	$ 8,200,000
Series 2005 B3, 0.07% 2/7/12 (Liquidity Facility Bank of America NA), VRDN (a)(b)	42,735,000	42,735,000
		1,165,909,736
New York & New Jersey - 3.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 3266, 0.13% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,075,000	5,075,000
Series Putters 1546, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,155,000	1,155,000
Series Putters 3862, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,000,000	4,000,000
Series ROC II R 11439, 0.09% 2/7/12 (Liquidity Facility Citibank NA) (b)(e)	7,200,000	7,200,000
Series 2008 2, 0.14% 2/7/12, VRDN (b)	13,810,000	13,810,000
Series B:
0.17% 5/7/12, CP	2,035,000	2,035,000
0.18% 6/5/12, CP	3,500,000	3,500,000
0.22% 2/8/12, CP	4,100,000	4,100,000
		40,875,000
Ohio - 1.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.31% 2/7/12, VRDN (b)	6,300,000	6,300,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.15% 2/7/12, LOC RBS Citizens NA, VRDN (b)	10,600,000	10,600,000
		16,900,000
Pennsylvania - 0.1%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.08% 2/7/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,590,000	1,590,000
Tennessee - 0.1%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.1% 2/1/12, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 0.2%
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(e)	$ 1,985,000	$ 1,985,000
Washington - 0.3%
Washington Gen. Oblig. Participating VRDN Series BA 1212, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(e)	4,640,000	4,640,000
	Shares
Other - 7.9%
Fidelity Tax-Free Cash Central Fund, 0.07% (c)(d)	104,937,000	104,937,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,358,956,736)		1,358,956,736
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(24,872,765)
NET ASSETS - 100%		$ 1,334,083,971
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 166,543
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,254,019,736)	$ 1,254,019,736
Fidelity Central Funds (cost $104,937,000)	104,937,000
Total Investments (cost $1,358,956,736)		$ 1,358,956,736
Cash		166,452
Receivable for investments sold		12,800,129
Receivable for fund shares sold		505,642
Interest receivable		1,482,223
Distributions receivable from Fidelity Central Funds		6,169
Receivable from investment adviser for expense reductions		34,588
Other receivables		76
Total assets		1,373,952,015

Liabilities
Payable for investments purchased Regular delivery	$ 4,100,198
Delayed delivery	27,927,994
Payable for fund shares redeemed	7,530,146
Distributions payable	1,619
Accrued management fee	177,462
Other affiliated payables	130,625
Total liabilities		39,868,044

Net Assets		$ 1,334,083,971
Net Assets consist of:
Paid in capital		$ 1,334,028,513
Accumulated undistributed net realized gain (loss) on investments		55,458
Net Assets		$ 1,334,083,971

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2012

New York AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($461,900,740 ÷ 461,314,205 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($870,919,865 ÷ 870,139,779 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($1,263,366 ÷ 1,262,328 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended January 31, 2012

Investment Income
Interest		$ 3,045,416
Income from Fidelity Central Funds		166,543
Total income		3,211,959

Expenses
Management fee	$ 3,010,339
Transfer agent fees	995,488
Distribution and service plan fees	2,992
Independent trustees' compensation	5,588
Total expenses before reductions	4,014,407
Expense reductions	(1,224,242)	2,790,165
Net investment income (loss)		421,794
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		112,550
Net increase in net assets resulting from operations		$ 534,344

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2012	Year ended January 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 421,794	$ 1,349,653
Net realized gain (loss)	112,550	64,847
Net increase in net assets resulting from operations	534,344	1,414,500
Distributions to shareholders from net investment income	(421,698)	(1,349,648)
Distributions to shareholders from net realized gain	(68,491)	(52,668)
Total distributions	(490,189)	(1,402,316)
Share transactions - net increase (decrease)	(340,670,293)	(467,067,429)
Total increase (decrease) in net assets	(340,626,138)	(467,055,245)

Net Assets
Beginning of period	1,674,710,109	2,141,765,354
End of period	$ 1,334,083,971	$ 1,674,710,109

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York AMT Tax-Free Money Market

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	.002	.016	.033
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.002	.016	.033
Distributions from net investment income	- D	- D	(.002)	(.016)	(.033)
Distributions from net realized gain D	-	-	-	-	-
Total distributions	- D	- D	(.002)	(.016)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.02%	.16%	1.65%	3.35%
Ratios to Average Net Assets B,C
Expenses before reductions	.30%	.30%	.34%	.32%	.33%
Expenses net of fee waivers, if any	.20%	.29%	.33%	.32%	.32%
Expenses net of all reductions	.20%	.29%	.33%	.27%	.25%
Net investment income (loss)	.01%	.01%	.17%	1.66%	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 461,901	$ 537,828	$ 727,667	$ 1,077,634	$ 1,400,064

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2012	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	.001	.002	.017	.027
Net realized and unrealized gain (loss) G	-	-	-	-	-
Total from investment operations	- G	.001	.002	.017	.027
Distributions from net investment income	- G	(.001)	(.002)	(.017)	(.027)
Distributions from net realized gain G	-	-	-	-	-
Total distributions	- G	(.001)	(.002)	(.017)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.04%	.11%	.25%	1.75%	2.72%
Ratios to Average Net Assets D,F
Expenses before reductions	.25%	.25%	.29%	.27%	.25% A
Expenses net of fee waivers, if any	.18%	.20%	.23%	.21%	.20% A
Expenses net of all reductions	.18%	.20%	.23%	.17%	.14% A
Net investment income (loss)	.04%	.11%	.26%	1.76%	3.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 870,920	$ 1,133,818	$ 1,408,276	$ 1,775,558	$ 2,467,175

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended January 31,	2012	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	.001	.015	.025
Net realized and unrealized gain (loss) G	-	-	-	-	-
Total from investment operations	- G	- G	.001	.015	.025
Distributions from net investment income	- G	- G	(.001)	(.015)	(.025)
Distributions from net realized gain G	-	-	-	-	-
Total distributions	- G	- G	(.001)	(.015)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.02%	.01%	.08%	1.50%	2.52%
Ratios to Average Net Assets D,F
Expenses before reductions	.50%	.50%	.54%	.51%	.50% A
Expenses net of fee waivers, if any	.20%	.29%	.43%	.46%	.45% A
Expenses net of all reductions	.20%	.29%	.42%	.42%	.40% A
Net investment income (loss)	.01%	.01%	.07%	1.51%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,263	$ 3,064	$ 5,823	$ 13,192	$ 29,669

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2012

1. Organization.

Fidelity® New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market, Institutional Class, and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of January 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 1,358,956,736

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 49,350
Undistributed ordinary income	$ 6,491

The tax character of distributions paid was as follows:

	January 31, 2012	January 31, 2011
Tax-exempt Income	$ 421,698	$ 1,349,648
Long-term Capital Gains	68,491	52,668
Total	$ 490,189	$ 1,402,316

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for New York AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$ 2,992	$ 34

During the period, FMR or its affiliates waived a portion of these fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
New York AMT Tax-Free Money Market	$ 482,977.10
Institutional Class	511,913.05
Service Class	598.05
	$ 995,488

During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $513,535 and $655, respectively.

Annual Report

6. Expense Reductions - continued

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

New York AMT Tax-Free Money Market	$ 470,851
Institutional Class	233,458
Service Class	2,910

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,833.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2012	2011
From net investment income
New York AMT Tax-Free Money Market	$ 48,214	$ 88,275
Institutional Class	373,366	1,260,923
Service Class	118	450
Total	$ 421,698	$ 1,349,648
From net realized gain
New York AMT Tax-Free Money Market	$ 22,315	$ 16,925
Institutional Class	46,120	35,658
Service Class	56	85
Total	$ 68,491	$ 52,668

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended January 31,	2012	2011
New York AMT Tax-Free Money Market Shares sold	126,473,741	165,503,213
Reinvestment of distributions	65,473	98,042
Shares redeemed	(202,487,353)	(355,375,983)
Net increase (decrease)	(75,948,139)	(189,774,728)
Institutional Class Shares sold	247,220,983	497,917,735
Reinvestment of distributions	357,338	1,152,311
Shares redeemed	(510,501,284)	(773,604,006)
Net increase (decrease)	(262,922,963)	(274,533,960)

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

Years ended January 31,	2012	2011
Service Class Shares sold	18,406,513	17,068,691
Reinvestment of distributions	174	532
Shares redeemed	(20,205,878)	(19,827,964)
Net increase (decrease)	(1,799,191)	(2,758,741)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust II and Shareholders of Fidelity New York AMT Tax-Free Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York AMT Tax-Free Money Market Fund (the Fund), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York AMT Tax-Free Money Market Fund as of January 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 13, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 430 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity New York AMT Tax-Free Money Market Fund shares, or 1-877-208-0098 for Institutional Class or Service Class shares of the fund.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Robert P. Brown (48)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2012, $66,197, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York AMT Tax-Free Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Institutional Class and the retail class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class and the retail class show the performance of the highest performing class (based on three-year performance) and the lowest performing class (based on five-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York AMT Tax-Free Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longest performance record) was in the second quartile for all the periods shown. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Annual Report

Fidelity New York AMT Tax-Free Money Market Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective April 1, 2007) that (i) lowered the fund's management fee from 43 basis points to 20 basis points, and (ii) provides that FMR will pay all "fund-level" expenses out of the management fee, with certain limited exceptions. (Transfer agent fees and 12b-1 fees, if applicable, currently are the only "class-level" expenses.) The Board considered that the chart reflects the fund's lower management fee for 2007 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 20 basis points, (ii) set the "class-level" transfer agent fee for the retail class at a fixed rate of 10 basis points, and (iii) limit the total expenses of the retail class to 35 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and, in the case of (i) and (iii), the shareholders of the applicable class. Institutional Class and Service Class (which commenced operations on April 18, 2007) are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees). In addition, the Board considered that, effective April 17, 2007, FMR contractually agreed to limit the total expenses of Institutional Class and Service Class to 20 basis points and 45 basis points, respectively. The fees and expenses payable under these contractual arrangements may not be increased without Board approval.

Annual Report

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management and Research
(U.K) Inc.

Fidelity Management and Research
(Hong Kong) Limited

Fidelity Management and Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NYS-UANN-0312
1.789256.110

Fidelity®

New York Municipal
Money Market
Fund

Annual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Actual	.17%	$ 1,000.00	$ 1,000.10	$ .86**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.35	$ .87**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been ..50% and the expenses paid in the actual and hypothetical examples above would have been $2.52 and $2.55, respectively.

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 1/31/12	% of fund's investments 7/31/11	% of fund's investments 1/31/11
1 - 7	72.8	78.4	75.3
8 - 30	6.8	2.0	3.5
31 - 60	2.7	4.0	3.2
61 - 90	2.2	3.2	2.1
91 - 180	11.2	4.1	10.8
> 180	4.3	8.3	5.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	1/31/12	7/31/11	1/31/11
Fidelity New York Municipal Money Market Fund	35 Days	38 Days	37 Days
New York Tax-Free Money Market Funds Average*	31 Days	34 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	1/31/12	7/31/11	1/31/11
Fidelity New York Municipal Money Market Fund	35 Days	38 Days	37 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of January 31, 2012	As of July 31, 2011
Variable Rate Demand Notes (VRDNs) 65.8%	Variable Rate Demand Notes (VRDNs) 72.2%
Commercial Paper (including CP Mode) 14.6%	Commercial Paper (including CP Mode) 11.9%
Tender Bonds 1.9%	Tender Bonds 1.6%
Municipal Notes 11.7%	Municipal Notes 8.1%
Fidelity Municipal Cash Central Fund 4.3%	Fidelity Municipal Cash Central Fund 4.7%
Other Investments 1.9%	Other Investments 2.0%
Net Other Assets† (0.2)%	Net Other Assets† (0.5)%

† Net Other Assets is not included in the pie chart.
Current and Historical Seven-Day Yields
	1/30/12	10/31/11	8/1/11	5/2/11	1/31/11
Fidelity New York Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending January 30, 2012, the most recent period shown in the table, would have been -0.36%.

Annual Report

Investments January 31, 2012

Showing Percentage of Net Assets

Municipal Securities - 100.2%
	Principal Amount	Value
California - 0.2%
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 D, 0.06% 2/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	$ 375,000	$ 375,000
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.13% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	8,200,000	8,200,000
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.13% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	1,350,000	1,350,000
		9,925,000
Florida - 0.1%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.17% 2/7/12, LOC Bank of America NA, VRDN (b)(e)	1,500,000	1,500,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.27% 2/7/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,800,000	1,800,000
		3,300,000
Georgia - 0.1%
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.11% 2/7/12, LOC Freddie Mac, VRDN (b)(e)	7,350,000	7,350,000
Illinois - 0.1%
Illinois Fin. Auth. Rev. (Provena Health Proj.) Series D, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (b)	4,500,000	4,500,000
Indiana - 0.3%
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C52, 0.13% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,085,000	3,085,000
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.) Series 1999 A, 0.08% 2/7/12, LOC PNC Bank NA, VRDN (b)(e)	10,000,000	10,000,000
		13,085,000
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.31% tender 3/1/12, CP mode	2,000,000	2,000,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 2/21/12, CP mode (e)	7,500,000	7,500,000
		9,500,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.08% 2/7/12, VRDN (b)(e)	$ 4,700,000	$ 4,700,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.6% tender 2/28/12, CP mode	5,000,000	5,000,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004 M, 0.9% tender 2/2/12, CP mode	7,000,000	7,000,000
		12,000,000
Michigan - 0.4%
Michigan Fin. Auth. Rev. Series 2011 L, 0.11% 2/7/12, LOC Citibank NA, VRDN (b)	20,000,000	20,000,000
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series MT 775, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(f)	8,900,000	8,900,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 2/1/12, CP mode (e)	4,200,000	4,200,000
Series 1990 B, 0.55% tender 2/17/12, CP mode	8,400,000	8,400,000
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2006, 0.17% 2/7/12, LOC RBS Citizens NA, VRDN (b)	6,435,000	6,435,000
		19,035,000
New York - 83.8%
Amherst Gen. Oblig. BAN Series 2011 B, 1.25% 11/15/12	21,947,489	22,097,049
Bayport-Blue Point Union Free School District TAN 1.5% 6/28/12	10,500,000	10,548,334
Beacon City School District BAN 1% 6/29/12	10,000,000	10,007,634
Brewster Central School District BAN Series 2011 C, 1% 2/14/12	15,000,000	15,003,988
Brookhaven Comsewogue School TAN 1.5% 6/28/12	7,300,000	7,334,213
Buffalo Muni. Wtr. Fin. Auth. Series 2008 A, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (b)	5,100,000	5,100,000
Central Islip Union Free School District TAN 1.5% 6/28/12	30,000,000	30,130,879
Cheektowaga Gen. Oblig. BAN 1% 7/19/12	21,380,000	21,437,911
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.4% 2/7/12, LOC HSBC Bank USA, NA, VRDN (b)(e)	1,345,000	1,345,000
Connetquot Central School District TAN 1.25% 6/28/12	34,000,000	34,124,908
Municipal Securities - continued
	Principal Amount	Value
New York - continued
East Aurora Union Free School District BAN Series 2012, 1% 12/13/12 (a)	$ 15,400,000	$ 15,485,778
East Hampton Union Free School District TAN 1.25% 6/28/12	7,300,000	7,328,547
East Irondequoit Central School District Bonds Series 2011, 2.25% 6/15/12	2,375,000	2,390,268
East Rochester Hsg. Auth. Rev. (Daniel's Creek at Baytowne Proj.) Series 2001, 0.13% 2/7/12, LOC HSBC Bank USA, NA, VRDN (b)(e)	8,665,000	8,665,000
Eastchester Union Free School District TAN 1% 2/29/12	13,000,000	13,007,310
Elwood Union Free School District TAN 1.5% 6/22/12	13,500,000	13,557,891
Hampton Bays Union Free School District TAN 1.5% 6/21/12	14,400,000	14,455,770
Herricks Union Free School District BAN 1.5% 5/16/12	7,695,000	7,718,290
Islip Gen. Oblig. BAN:
1% 5/2/12 (a)	9,360,000	9,380,311
1.25% 2/3/12	16,860,000	16,860,978
Kenmore-Tonawanda Union Free School District BAN 1.5% 7/25/12	23,000,000	23,116,008
Kings Park Central School District TAN 1.5% 6/22/12	18,000,000	18,078,100
Lancaster Gen. Oblig. BAN 1.5% 7/20/12	12,385,000	12,450,298
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1, 0.12% 5/11/12, LOC JPMorgan Chase Bank, CP	67,800,000	67,800,000
Subseries 2001 3A, 0.1% 2/7/12, LOC JPMorgan Chase Bank, VRDN (b)	11,200,000	11,200,000
Manhasset Union Free School District TAN 1.5% 6/21/12	10,000,000	10,048,080
Middle Country Century School District TAN 1.5% 6/28/12	31,000,000	31,142,431
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (b)	13,350,000	13,350,000
Mount Sinai Union Free School District TAN 1.5% 6/29/12	11,500,000	11,554,555
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.09% 2/7/12, LOC Bank of America NA, VRDN (b)	65,190,000	65,190,000
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C1, 0.18%, tender 2/28/12, LOC Wells Fargo Bank NA (b)	22,375,000	22,375,000
Series 2009 C2, 0.12%, tender 4/6/12, LOC Wells Fargo Bank NA (b)	22,650,000	22,650,000
Series 2009 D2, 0.13%, tender 4/27/12, LOC JPMorgan Chase Bank (b)	5,325,000	5,325,000
New Rochelle City School District TAN 1.5% 6/29/12	13,500,000	13,562,462
New York City Gen. Oblig.:
Bonds:
Series 2008 A1, 5% 8/1/12	3,000,000	3,071,355
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Bonds:
Series 2008 G, 5% 8/1/12	$ 1,000,000	$ 1,023,382
Series 2010 E, 3% 8/1/12	3,915,000	3,968,208
Series B1, 3% 9/1/12	2,000,000	2,031,542
Series I, 3% 8/1/12	2,000,000	2,026,328
Participating VRDN:
ROC II R 11636, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	7,760,000	7,760,000
Series BA 08 1052, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(f)	4,425,000	4,425,000
Series Putters 2949, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,170,000	14,170,000
Series Putters 2951, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,065,000	3,065,000
Series Putters 3118, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,180,000	5,180,000
Series Putters 3217, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	16,905,000	16,905,000
Series Solar 07 91, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,030,000	10,030,000
Series 1995 F3, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (b)	9,200,000	9,200,000
Series 2004 A2, 0.07% 2/7/12, LOC Bank of America NA, VRDN (b)	17,500,000	17,500,000
Series 2004 A3, 0.08% 2/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	1,800,000	1,800,000
Series 2004 H6, 0.07% 2/7/12, LOC Bank of America NA, VRDN (b)	14,485,000	14,485,000
Series 2006 I3, 0.07% 2/1/12, LOC Bank of America NA, VRDN (b)	8,850,000	8,850,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (b)	22,830,000	22,830,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.11% 2/7/12, LOC RBS Citizens NA, VRDN (b)	39,600,000	39,600,000
(Bruckner by the Bridge Proj.) Series 2008 A, 0.09% 2/7/12, LOC Bank of America NA, VRDN (b)	33,435,000	33,435,000
(Cook Street Apts. Proj.) Series A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,680,000	4,680,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,430,000	5,430,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(270 East Burnside Avenue Apts.) Series A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	$ 6,400,000	$ 6,400,000
(89 Murray St. Proj.) Series A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	4,000,000	4,000,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	6,660,000	6,660,000
(Aldus Street Apts. Proj.) Series A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	1,035,000	1,035,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.08% 2/7/12, LOC Citibank NA, VRDN (b)(e)	15,500,000	15,500,000
(First Avenue Dev. Proj.) Series 2002 A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	19,795,000	19,795,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.09% 2/7/12, LOC Citibank NA, VRDN (b)(e)	10,500,000	10,500,000
(Louis Nine Boulevard Apts. Proj.) Series A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	7,300,000	7,300,000
(Peter Cintron Apts. Proj.) Series C, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	7,840,000	7,840,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.06% 2/7/12, LOC Freddie Mac, VRDN (b)(e)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.06% 2/7/12, LOC Freddie Mac, VRDN (b)(e)	26,500,000	26,500,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.09% 2/7/12, LOC Citibank NA, VRDN (b)(e)	4,365,000	4,365,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	20,000,000	20,000,000
Series 2005 A, 0.09% 2/7/12, LOC Citibank NA, VRDN (b)(e)	3,025,000	3,025,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	8,400,000	8,400,000
(255 West 9th Street Proj.) Series 2001 A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(Brittany Dev. Proj.) Series A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	$ 18,200,000	$ 18,200,000
(Linden Plaza Proj.) Series 2008 A, 0.06% 2/7/12, LOC Freddie Mac, VRDN (b)(e)	69,615,000	69,615,000
(Morris Avenue Apts. Proj.) Series A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	39,400,000	39,400,000
(One Columbus Place Dev. Proj.) Series A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	77,385,000	77,385,000
(Sierra Dev. Proj.) Series A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	41,935,000	41,935,000
(West 61st Street Apts. Proj.) Series 2007 A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	1,500,000	1,500,000
Series 2009 A, 0.08% 2/7/12, LOC Bank of America NA, VRDN (b)	10,375,000	10,375,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.11% 2/7/12, LOC RBS Citizens NA, VRDN (b)	53,795,000	53,795,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Casa Proj.) Series 2000, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (b)	11,270,000	11,270,000
(Planned Parenthood Proj.) 0.25% 2/7/12, LOC Bank of America NA, VRDN (b)	6,180,000	6,180,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
(Korean Airlines Proj.):
Series 1997 A, 0.08% 2/7/12, LOC HSBC Bank USA, NA, VRDN (b)(e)	35,800,000	35,800,000
Series 1997 B, 0.08% 2/7/12, LOC HSBC Bank USA, NA, VRDN (b)(e)	13,400,000	13,400,000
(New York Stock Exchange Proj.) Series 2004 B, 0.09% 2/7/12, LOC Bank of America NA, VRDN (b)	12,500,000	12,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2002 A, 5.25% 6/15/12	1,500,000	1,527,481
Participating VRDN:
Series 07 1038, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(f)	35,770,000	35,770,000
Series BA 08 1192, 0.18% 2/7/12 (Liquidity Facility Bank of America NA) (b)(f)	1,925,000	1,925,000
Series BA 08 1206, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(f)	11,000,000	11,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series EGL 06 74 Class A, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	$ 13,000,000	$ 13,000,000
Series EGL 07 0157, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	19,800,000	19,800,000
Series EGL 7050083 Class A, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	28,015,000	28,015,000
Series Floaters 3129, 0.13% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	12,220,000	12,220,000
Series MS 3274 X, 0.13% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	8,665,000	8,665,000
Series MT 739, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(f)	6,420,000	6,420,000
Series MT 740, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(f)	7,250,000	7,250,000
Series MT 776, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(f)	4,895,000	4,895,000
Series PT 3992, 0.08% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(f)	4,200,000	4,200,000
Series Putters 1289, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,980,000	3,980,000
Series Putters 2559, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,335,000	5,335,000
Series Putters 3384, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,875,000	1,875,000
Series Putters 3496Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,025,000	8,025,000
Series Putters 3497Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,260,000	13,260,000
Series ROC II R 10381, 0.07% 2/1/12 (Liquidity Facility Citibank NA) (b)(f)	9,710,000	9,710,000
Series ROC II R 11556, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	9,065,000	9,065,000
Series ROC II R 11635, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	10,000,000	10,000,000
Series ROC II R 11930, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	9,715,000	9,715,000
Series ROC II R 11931, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	6,815,000	6,815,000
Series ROC II R 11966, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	10,000,000	10,000,000
Series ROC II R 12320, 0.07% 2/1/12 (Liquidity Facility Citibank NA) (b)(f)	11,300,000	11,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R380, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	$ 13,300,000	$ 13,300,000
Series 1, 0.16% 3/1/12, CP	50,800,000	50,800,000
Series 7, 0.17% 9/10/12, CP	49,100,000	49,100,000
Series FF, 0.05% 2/1/12 (Liquidity Facility Bank of America NA), VRDN (b)	13,900,000	13,900,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1075, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(f)	5,000,000	5,000,000
Series BA 08 1079, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(f)	5,000,000	5,000,000
Series BA 08 3505, 0.18% 2/7/12 (Liquidity Facility Bank of America NA) (b)(f)	4,035,000	4,035,000
Series Putters 3218, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,300,000	5,300,000
Series Putters 3544, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,655,000	10,655,000
Series ROC II R 11903, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	5,800,000	5,800,000
Series ROC II R 11971, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	7,065,000	7,065,000
Series ROC II R 11972, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	4,385,000	4,385,000
Series ROC II R 11994, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	2,580,000	2,580,000
Series ROC II R 12319, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	9,500,000	9,500,000
Series WF 11 7C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	11,800,000	11,800,000
Series WF 11-21C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	2,000,000	2,000,000
0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	9,325,000	9,325,000
Series 1999 A2, 0.06% 2/7/12 (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (b)	2,200,000	2,200,000
Series 2001 A, 0.06% 2/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	22,000,000	22,000,000
Series 2003 A2, 0.06% 2/2/12 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	45,400,000	45,400,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series C, 0.06% 2/1/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (b)	$ 13,000,000	$ 13,000,000
New York City Trust Cultural Resources Rev.:
(The New York Botanical Garden Proj.) Series 2009 A, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (b)	30,200,000	30,200,000
Participating VRDN:
Series Putters 3680, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,300,000	4,300,000
Series ROC II R 11927, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	4,600,000	4,600,000
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds Series 2010 A, 2% 7/1/12	1,000,000	1,007,157
New York Dorm. Auth. Personal Income Tax Rev.:
Bonds Series 2011 E, 5% 8/15/12	18,405,000	18,873,372
Participating VRDN:
Series 3792Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,440,000	6,440,000
Series BA 08 1189, 0.18% 2/7/12 (Liquidity Facility Bank of America NA) (b)(f)	6,750,000	6,750,000
Series MS 3275, 0.13% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	10,000,000	10,000,000
Series Putters 3239, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,075,000	5,075,000
Series Putters 3281Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,015,000	7,015,000
Series Putters 3518, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,240,000	6,240,000
Series Putters 3698 Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,465,000	5,465,000
Series Putters 3800, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500,000	2,500,000
Series Putters 3875, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,000,000	7,000,000
Series ROC II R 11978, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	5,000,000	5,000,000
Series ROC II R 11984, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	5,000,000	5,000,000
Series ROC II R 14005, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	7,830,000	7,830,000
Series WF 11 88C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	9,000,000	9,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.06% 2/7/12, LOC HSBC Bank USA, NA, VRDN (b)	$ 2,410,000	$ 2,410,000
(City Univ. Proj.) Series 2008 C, 0.07% 2/7/12, LOC Bank of America NA, VRDN (b)	188,450,000	188,450,000
(College of New Rochelle Proj.) Series 2008, 0.19% 2/7/12, LOC RBS Citizens NA, VRDN (b)	19,700,000	19,700,000
(North Shore - Long Island Jewish Obligated Group Proj.):
Series 2009 C, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (b)	9,400,000	9,400,000
Series 2009 D, 0.08% 2/7/12, LOC Bank of America NA, VRDN (b)	23,400,000	23,400,000
(Univ. of Rochester Proj.):
Series 2006 B1, 0.08% 2/7/12, LOC Bank of America NA, VRDN (b)	11,550,000	11,550,000
Series 2008 A1, 0.08% 2/7/12, LOC Bank of America NA, VRDN (b)	10,000,000	10,000,000
Bonds Series 2005 D1, 5% 8/15/12	5,000,000	5,123,095
Participating VRDN:
ROC II R 11944, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
Series EGL 07 0002, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	4,500,000	4,500,000
Series EGL 07 96, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	20,485,000	20,485,000
Series MT 791, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(f)	5,025,000	5,025,000
Series Putters 3382, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995,000	4,995,000
Series Putters 3383, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,905,000	11,905,000
Series Putters 3803, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,000,000	6,000,000
Series ROC II R 11722, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	2,735,000	2,735,000
Series ROC II R 11975, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	5,290,000	5,290,000
Series ROCS II R 11955, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	9,000,000	9,000,000
Series 2006 A2:
0.06% 2/7/12, LOC TD Banknorth, NA, VRDN (b)	7,000,000	7,000,000
0.06% 2/7/12, LOC TD Banknorth, NA, VRDN (b)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
Bonds (New York City Muni. Wtr. Fin. Auth. Proj.) Series 2011 B, 2% 6/15/12	$ 7,000,000	$ 7,047,143
Participating VRDN Series ROC II R 11945, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	5,490,000	5,490,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.07% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	12,200,000	12,200,000
Series 2000 A, 0.07% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	21,000,000	21,000,000
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.07% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	12,700,000	12,700,000
(316 Eleventh Ave. Hsg. Proj.) Series A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	19,000,000	19,000,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.06% 2/7/12, LOC Bank of America NA, VRDN (b)	9,745,000	9,745,000
(360 West 43rd Street Hsg. Proj.) Series A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	18,800,000	18,800,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	2,000,000	2,000,000
(600 West 42nd Street Hsg. Proj.):
Series 2007 A, 0.06% 2/7/12, LOC Bank of New York, New York, VRDN (a)(b)(e)	208,375,000	208,375,000
Series 2008 A, 0.07% 2/7/12, LOC Bank of New York, New York, VRDN (b)(e)	50,000,000	50,000,000
(66 West 38th Street Hsg. Proj.) Series A, 0.07% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	4,750,000	4,750,000
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	10,000,000	10,000,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	30,500,000	30,500,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.06% 2/7/12, LOC Freddie Mac, VRDN (b)(e)	58,500,000	58,500,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.06% 2/7/12, LOC Freddie Mac, VRDN (b)(e)	54,400,000	54,400,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	$ 2,000,000	$ 2,000,000
(Clinton Green North Hsg. Proj.) Series 2005 A, 0.06% 2/7/12, LOC Freddie Mac, VRDN (b)(e)	10,000,000	10,000,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.06% 2/7/12, LOC Freddie Mac, VRDN (b)(e)	8,650,000	8,650,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	21,800,000	21,800,000
(Saville Hsg. Proj.) Series 2002 A, 0.06% 2/7/12, LOC Freddie Mac, VRDN (b)(e)	10,000,000	10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.07% 2/7/12, LOC Freddie Mac, VRDN (b)(e)	15,000,000	15,000,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.07% 2/7/12, LOC Freddie Mac, VRDN (b)(e)	4,100,000	4,100,000
(South Cove Plaza Proj.) Series A, 0.08% 2/7/12, LOC Freddie Mac, VRDN (b)(e)	29,000,000	29,000,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.08% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	19,300,000	19,300,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.06% 2/7/12, LOC Freddie Mac, VRDN (a)(b)(e)	51,400,000	51,400,000
(Union Square South Proj.) Series 1996 A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	31,300,000	31,300,000
(West 20th Street Proj.) Series A:
0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	4,400,000	4,400,000
0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	7,300,000	7,300,000
(West 33rd Street Hsg. Proj.) Series A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	1,000,000	1,000,000
(West 37th St. Hsg. Proj.):
Series 2008 A, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	9,900,000	9,900,000
Series 2009 A, 0.05% 2/7/12, LOC Wells Fargo Bank NA, VRDN (b)	7,700,000	7,700,000
(West 38th Street Hsg. Proj.) Series A, 0.07% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Worth Street Hsg. Proj.) Series A:
0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	$ 4,100,000	$ 4,100,000
0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	1,100,000	1,100,000
Series 2008 A, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,800,000	3,800,000
Series 2010 A, 0.05% 2/7/12, LOC Wells Fargo Bank NA, VRDN (b)	1,800,000	1,800,000
Series 2011 A2, 0.05% 2/7/12, LOC Wells Fargo Bank NA, VRDN (b)	16,400,000	16,400,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 M1, 0.08% 2/7/12, LOC Bank of America NA, VRDN (b)	43,250,000	43,250,000
New York Liberty Dev. Corp. Lib Participating VRDN Series Putters 4011 Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	24,050,000	24,050,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN:
Series BC 11 114B, 0.07% 2/7/12 (Liquidity Facility Barclays Bank PLC) (b)(f)	7,860,000	7,860,000
Series ROCS II R 12299, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	11,385,000	11,385,000
New York Metropolitan Trans. Auth. Rev.:
Series 2011 C, 0.17% 2/2/12, LOC Royal Bank of Canada, CP	18,000,000	18,000,000
Series 2A, 0.17% 5/3/12, LOC TD Banknorth, NA, CP	11,325,000	11,325,000
Series 2C:
0.14% 4/3/12, LOC Royal Bank of Canada, CP	16,600,000	16,600,000
0.16% 4/4/12, LOC Royal Bank of Canada, CP	14,600,000	14,600,000
0.17% 2/2/12, LOC Royal Bank of Canada, CP	30,300,000	30,300,000
Series 2D, 0.08% 2/9/12, LOC Citibank NA, CP	48,200,000	48,200,000
Series B, 0.07% 2/1/12, LOC Barclays Bank PLC, CP	35,700,000	35,700,000
New York Pwr. Auth.:
Bonds 0.19%, tender 3/1/12 (b)	51,400,000	51,400,000
Series 1:
0.12% 3/15/12, CP	1,380,000	1,380,000
0.15% 2/15/12, CP	13,265,000	13,265,000
0.15% 3/5/12, CP	10,000,000	10,000,000
0.15% 4/5/12, CP	7,964,000	7,964,000
0.15% 5/3/12, CP	10,000,000	10,000,000
0.15% 6/5/12, CP	5,735,000	5,735,000
0.15% 6/5/12, CP	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.: - continued
Series 1:
0.15% 8/6/12, CP	$ 4,863,000	$ 4,863,000
0.16% 3/6/12, CP	12,500,000	12,500,000
0.16% 3/14/12, CP	8,357,000	8,357,000
0.16% 3/14/12, CP	20,567,000	20,567,000
0.16% 3/15/12, CP	5,360,000	5,360,000
0.17% 2/2/12, CP	17,435,000	17,435,000
0.17% 2/15/12, CP	15,060,000	15,060,000
0.17% 2/16/12, CP	16,600,000	16,600,000
0.17% 3/6/12, CP	11,300,000	11,300,000
0.17% 3/7/12, CP	10,000,000	10,000,000
0.18% 9/17/12, CP	29,160,000	29,160,000
Series 2, 0.16% 2/6/12, CP	16,550,000	16,550,000
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 A, 5.25% 5/15/12	1,635,000	1,657,268
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C2, 0.08% 2/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	28,000,000	28,000,000
Series 2004 C3, 0.06% 2/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	6,000,000	6,000,000
Series 2005 A2, 0.06% 2/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (b)	4,300,000	4,300,000
New York State Gen. Oblig.:
Bonds:
Series 2009 A, 4% 2/15/12	1,280,000	1,281,839
Series 2009 C, 3% 2/1/12	1,000,000	1,000,000
Series 2010 A, 2% 3/1/12	4,500,000	4,506,453
Series 2011 A, 3% 2/15/12	11,995,000	12,006,922
Series 2011 C, 5% 9/1/12	3,500,000	3,596,573
Series 2011 E, 2% 12/15/12	8,350,000	8,475,945
Series A, 3.5% 3/15/12	1,000,000	1,003,651
Participating VRDN Series ROC II R 11936, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	16,800,000	16,800,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series 07 102, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	2,000,000	2,000,000
New York Thruway Auth. Personal Income Tax Rev. Participating VRDN Series MT 698, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(f)	18,705,000	18,705,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	5,280,000	5,280,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2750, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 14,055,000	$ 14,055,000
Newburgh City School District BAN 1% 7/13/12	15,000,000	15,039,187
North Hempstead Gen. Oblig. BAN:
Series 2011 A, 2% 6/8/12	12,082,500	12,156,101
Series 2011 C, 1% 10/5/12	20,300,000	20,396,848
North Tonawanda City School District BAN 1.25% 9/20/12	19,860,000	19,960,229
Port Jervis NY City School District BAN 1% 6/29/12	9,500,000	9,500,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.86% 2/7/12, LOC Citibank NA, VRDN (b)(e)	880,000	880,000
Rockland Indl. Dev. Agcy. Civic Facility Rev. (Dominican College of Blauvelt Proj.) Series 2006 A, 0.07% 2/7/12, LOC TD Banknorth, NA, VRDN (b)	14,195,000	14,195,000
Rocky Point Union Free School District TAN 1.25% 6/28/12	5,000,000	5,017,118
Rondout Valley Central School District BAN 1.5% 6/14/12	16,360,000	16,421,383
Rotterdam-Mohonasen Central School District BAN 1.5% 7/6/12	15,331,950	15,395,644
SAG Hbr. Union Free School District TAN 1.5% 6/21/12	9,000,000	9,026,220
Shoreham-Wading River Central School District TAN 1.5% 6/28/12	9,200,000	9,220,662
Smithtown Central School District TAN 2% 6/29/12	27,000,000	27,187,688
Southampton Union Free School District TAN 1.5% 6/21/12	11,000,000	11,051,664
Suffolk County Wtr. Auth. BAN Series 2011 A, 1.5% 4/1/12	37,400,000	37,468,439
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN:
Series Putters 3357, 0.09% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000,000	2,000,000
Series Putters 4725, 0.16% 2/7/12 (Liquidity Facility Bank of America NA) (b)(f)	2,590,000	2,590,000
Three Village Central School District TAN 1.25% 6/28/12	14,700,000	14,759,940
Tobacco Settlement Fing. Corp. Bonds Series 2008 B, 5% 6/1/12	4,000,000	4,060,618
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3213, 0.14% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	9,540,000	9,540,000
Series Putters 3330, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	36,730,000	36,730,000
Series ROC II R11934, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	3,750,000	3,750,000
Series 2002 F, 0.06% 2/7/12 (Liquidity Facility Royal Bank of Scotland NV), VRDN (b)	800,000	800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series 2003 B1, 0.06% 2/7/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	$ 19,090,000	$ 19,090,000
Series 2005 A2, 0.06% 2/7/12, LOC California Teachers Retirement Sys., VRDN (b)	6,850,000	6,850,000
Series 2005 B3, 0.07% 2/7/12 (Liquidity Facility Bank of America NA), VRDN (b)	70,950,000	70,950,000
Westchester County N Y Bonds Series 2011 B, 2% 7/1/12	6,095,000	6,140,286
Westhampton Beach Union Free School District TAN 1.5% 6/28/12	9,000,000	9,040,005
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (b)	23,725,000	23,725,000
		4,309,872,739
New York & New Jersey - 8.4%
Port Auth. of New York & New Jersey:
Bonds 169th Series, 3% 10/15/12 (e)	12,405,000	12,637,328
Participating VRDN:
Series BA 07 1043, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (b)(f)	14,175,000	14,175,000
Series BA 08 1055, 0.21% 2/7/12 (Liquidity Facility Bank of America NA) (b)(e)(f)	15,580,000	15,580,000
Series BA 08 1066, 0.25% 2/7/12 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,230,000	5,230,000
Series BA 08 1067, 0.21% 2/7/12 (Liquidity Facility Bank of America NA) (b)(e)(f)	16,840,000	16,840,000
Series BA 08 1107, 0.21% 2/7/12 (Liquidity Facility Bank of America NA) (b)(e)(f)	8,085,000	8,085,000
Series EGL 06 107 Class A, 0.13% 2/7/12 (Liquidity Facility Citibank NA) (b)(e)(f)	81,600,000	81,600,000
Series GS 08 31TP, 0.09% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	10,500,000	10,500,000
Series MS 3249, 0.14% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	4,000,000	4,000,000
Series MS 3266, 0.13% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,050,000	5,050,000
Series Putters 1546, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,125,000	10,125,000
Series Putters 2945, 0.14% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,665,000	1,665,000
Series Putters 3090, 0.14% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,885,000	8,885,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 3114, 0.14% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	$ 15,790,000	$ 15,790,000
Series Putters 3115, 0.14% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,660,000	6,660,000
Series Putters 3523, 0.16% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,365,000	7,365,000
Series Putters 3991 Z, 0.14% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,415,000	5,415,000
Series Putters 3994, 0.14% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,500,000	6,500,000
Series RBC O 18, 0.09% 2/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,590,000	5,590,000
Series ROC II R 11715, 0.14% 2/7/12 (Liquidity Facility Citibank NA) (b)(e)(f)	11,250,000	11,250,000
Series ROC II R 11743, 0.13% 2/7/12 (Liquidity Facility Citibank NA) (b)(e)(f)	11,205,000	11,205,000
Series ROC II R 664, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (b)(f)	2,495,000	2,495,000
Series WF 08 2C, 0.13% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	8,710,000	8,710,000
Series 1991 2, 0.16% 3/1/12, VRDN (b)(e)(g)	6,400,000	6,400,000
Series A:
0.16% 3/22/12, CP (e)	14,700,000	14,700,000
0.17% 2/9/12, CP (e)	9,230,000	9,230,000
0.17% 2/28/12, CP (e)	11,800,000	11,800,000
0.17% 3/15/12, CP (e)	17,400,000	17,400,000
0.19% 2/2/12, CP (e)	12,000,000	12,000,000
0.19% 2/8/12, CP (e)	12,500,000	12,500,000
Series A. 0.17% 2/16/12, CP (e)	13,930,000	13,930,000
Series B:
0.1% 4/5/12, CP	3,020,000	3,020,000
0.1% 4/5/12, CP	8,110,000	8,110,000
0.17% 3/2/12, CP	13,045,000	13,045,000
0.17% 3/14/12, CP	12,365,000	12,365,000
0.18% 6/5/12, CP	12,500,000	12,500,000
0.22% 2/8/12, CP	11,990,000	11,990,000
		434,342,328
Municipal Securities - continued
	Principal Amount	Value
North Carolina - 0.3%
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.14% 2/7/12, LOC Bank of America NA, VRDN (b)(e)	$ 10,000,000	$ 10,000,000
0.14% 2/7/12, LOC Bank of America NA, VRDN (b)(e)	4,750,000	4,750,000
		14,750,000
Ohio - 0.5%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.31% 2/7/12, VRDN (b)	9,600,000	9,600,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.15% 2/7/12, LOC RBS Citizens NA, VRDN (b)	10,800,000	10,800,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2005 B2, 0.06% 2/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, 0.11% 2/7/12 (Liquidity Facility Citibank NA), VRDN (b)(e)	5,200,000	5,200,000
		27,600,000
Pennsylvania - 0.1%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.08% 2/7/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,875,000	4,875,000
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.12% 2/7/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,650,000	2,650,000
		7,525,000
Texas - 0.3%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2008, 0.11% 2/7/12, LOC Bank of America NA, VRDN (b)(e)	10,000,000	10,000,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.08% 2/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	4,000,000	4,000,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) 0.11% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	3,500,000	3,500,000
		17,500,000
Utah - 0.1%
Utah Hsg. Corp. Single Family Mtg. Rev. Series 2002 F1, 0.09% 2/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,780,000	6,780,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.21% 2/7/12 (Liquidity Facility Bank of America NA) (b)(e)(f)	$ 5,800,000	$ 5,800,000
	Shares
Other - 4.3%
Fidelity Municipal Cash Central Fund, 0.08% (c)(d)	219,536,000	219,536,000
TOTAL MUNICIPAL SECURITIES (Cost $5,156,001,067)		5,156,001,067
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(9,756,777)
NET ASSETS - 100%		$ 5,146,244,290
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Port Auth. of New York & New Jersey Series 1991 2, 0.16% 3/1/12, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 423,026
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,936,465,067)	$ 4,936,465,067
Fidelity Central Funds (cost $219,536,000)	219,536,000
Total Investments (cost $5,156,001,067)		$ 5,156,001,067
Cash		333,239
Receivable for investments sold		361,887,207
Receivable for fund shares sold		63,330,543
Interest receivable		5,315,561
Distributions receivable from Fidelity Central Funds		14,559
Prepaid expenses		9,646
Other receivables		540
Total assets		5,586,892,362

Liabilities
Payable for investments purchased Regular delivery	$ 216,835,296
Delayed delivery	174,106,562
Payable for fund shares redeemed	48,607,679
Distributions payable	710
Accrued management fee	478,009
Other affiliated payables	582,427
Other payables and accrued expenses	37,389
Total liabilities		440,648,072

Net Assets		$ 5,146,244,290
Net Assets consist of:
Paid in capital		$ 5,146,249,562
Accumulated undistributed net realized gain (loss) on investments		(5,272)
Net Assets, for 5,142,722,575 shares outstanding		$ 5,146,244,290
Net Asset Value, offering price and redemption price per share ($5,146,244,290 ÷ 5,142,722,575 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended January 31, 2012

Investment Income
Interest		$ 10,120,638
Income from Fidelity Central Funds		423,026
Total income		10,543,664

Expenses
Management fee	$ 17,903,794
Transfer agent fees	5,985,462
Accounting fees and expenses	420,917
Custodian fees and expenses	59,173
Independent trustees' compensation	17,667
Registration fees	43,952
Audit	41,469
Legal	24,649
Miscellaneous	37,058
Total expenses before reductions	24,534,141
Expense reductions	(14,476,621)	10,057,520
Net investment income (loss)		486,144
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		59,039
Net increase in net assets resulting from operations		$ 545,183

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2012	Year ended January 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 486,144	$ 483,429
Net realized gain (loss)	59,039	33,702
Net increase in net assets resulting from operations	545,183	517,131
Distributions to shareholders from net investment income	(489,213)	(483,864)
Distributions to shareholders from net realized gain	-	(50,542)
Total distributions	(489,213)	(534,406)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	14,426,687,934	15,105,631,602
Reinvestment of distributions	483,794	528,650
Cost of shares redeemed	(14,102,838,033)	(15,367,928,305)
Net increase (decrease) in net assets and shares resulting from share transactions	324,333,695	(261,768,053)
Total increase (decrease) in net assets	324,389,665	(261,785,328)

Net Assets
Beginning of period	4,821,854,625	5,083,639,953
End of period	$ 5,146,244,290	$ 4,821,854,625

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	.001	.015	.031
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.001	.015	.031
Distributions from net investment income	- D	- D	(.001)	(.015)	(.031)
Distributions from net realized gain	-	- D	-	- D	- D
Total distributions	- D	- D	(.001)	(.015)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.09%	1.49%	3.17%
Ratios to Average Net Assets B,C
Expenses before reductions	.50%	.50%	.54%	.52%	.50%
Expenses net of fee waivers, if any	.21%	.32%	.46%	.52%	.50%
Expenses net of all reductions	.21%	.32%	.46%	.47%	.40%
Net investment income (loss)	.01%	.01%	.09%	1.45%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,146,244	$ 4,821,855	$ 5,083,640	$ 5,942,829	$ 5,571,762

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2012

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of January 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 5,156,001,067

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 1,947
Capital loss carryforward	$ (6,604)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (6,604)

The tax character of distributions paid was as follows:

	January 31, 2012	January 31, 2011
Tax-exempt Income	$ 489,213	$ 483,864
Long-term Capital Gains	-	50,542
Total	$ 489,213	$ 534,406

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .12% of average net assets.

During the period, FMR or its affiliates waived a portion of these fees. Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $14,468,861.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,760.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust II and Shareholders of Fidelity New York Municipal Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Money Market Fund (the Fund), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Money Market Fund as of January 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 13, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 430 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Robert P. Brown (48)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax, and 30.31% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity New York Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 36% means that 64% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York Municipal Money Market Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and above the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NFS-UANN-0312
1.853332.104

Item 2. Code of Ethics

As of the end of the period, January 31, 2012, Fidelity New York Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund (the "Funds"):

Services Billed by Deloitte Entities

January 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York AMT Tax-Free Money Market Fund	$23,000	$-	$4,600	$500
Fidelity New York Municipal Money Market Fund	$23,000	$-	$4,600	$1,000

January 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York AMT Tax-Free Money Market Fund	$26,000	$-	$4,600	$-
Fidelity New York Municipal Money Market Fund	$26,000	$-	$4,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	January 31, 2012A	January 31, 2011A
Audit-Related Fees	$612,000	$645,000
Tax Fees	$-	$-
All Other Fees	$635,000	$705,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	January 31, 2012 A	January 31, 2011 A
Deloitte Entities	$1,355,000	$1,455,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 27, 2012